Regulatory Assets and Liabilities - Gas Utilities and Infrastructure (Narrative) (Details) $ in Millions			12 Months Ended
	Mar. 01, 2024 CAD ($)	Nov. 09, 2023	Dec. 31, 2024 CAD ($) km
Emera Brunswick Pipeline Company Limited
Public Utilities, General Disclosures [Line Items]
Length Of Pipeline | km			145
Public Utilities, Property, Plant and Equipment, Transmission and Distribution, Useful Life			25 years
NMGC
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity	9.375%		9.375%
Allowed equity capital structure			52.00%
Public Utilities, Requested Rate Increase (Decrease), Amount	$ 30
PGS
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure			54.70%
PGS | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Phase-in Plan, Amount of Capitalized Costs Recovered			$ 11
Public Utilities, Approved Rate Increase (Decrease), Amount			118
PGS | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Allowed equity capital structure		54.70%
Phase-in Plan, Amount of Capitalized Costs Recovered			$ 107
PGS | Range, Minimum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			9.15%
PGS | Range, Maximum
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			11.15%
PGS | Midpoint
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity			10.15%
PGS | Midpoint | Cast Iron/Bare Steel Pipe Replacement | Scenario Plan
Public Utilities, General Disclosures [Line Items]
Approved regulated return on equity		10.15%